EQUITY ISSUANCES	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
EQUITY ISSUANCES
EQUITY ISSUANCES

The following table summarizes the issuances of common units and general partner units during the nine months ended September 30, 2017:

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (in thousands of $) (1)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (2)	Use of Proceeds
February 2017	5,175,000	$22.67	119,438	118,774	31.5%	General partnership purposes
______________________________
(1) Includes General Partner's 2% proportionate capital contribution.
(2) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in the number of common units and general partner units during the nine months ended September 30, 2017:

(in units)	Common Units	GP Units
As of December 31, 2016	64,073,291	1,318,517
February 2017 offering	5,175,000	94,714
As of September 30, 2017	69,248,291	1,413,231